Employee benefits and share-based payments (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of shares outstanding under the incentive plan

Movements in the number of matching shares outstanding under the incentive plan corresponding to the Company´s contributions are as follows

	06.30.21	06.30.20	06.30.19
At the beginning	4,483,656	4,966,463	5,485,194
Granted	(320,739)	(482,807)	(518,731)
At the end	4,162,917	4,483,656	4,966,463